Taxes on Income (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating losses carryforwards	[1]	$ 10,184	$ 7,274
Research and development		7,957	7,765
Lease liability		3,308	5,094
Reserves and allowances		3,933	4,737
Other		1,498	2,397
Deferred tax assets before valuation allowance		26,880	27,267
Valuation allowance		(4,465)	(4,815)
Deferred tax assets		22,415	22,452
Deferred tax liabilities:
Capitalized software development costs		(2,975)	(3,085)
Lease right-of-use asset		(3,120)	(4,739)
Acquired intangibles		(8,331)	(10,538)
Property and equipment		(1,276)	(229)
Undistributed earnings		(5,362)	(5,622)
Other		(1,121)	(184)
Deferred tax liabilities		(22,185)	(24,397)
Deferred tax assets (liabilities), net		230	(1,945)
Deferred tax assets, net		11,050	9,418
Deferred tax liabilities, net		(10,820)	(11,363)
Deferred tax assets (liabilities), net		$ 230	$ (1,945)

[1]	Net of $1,192 and $1,145 provision for unrecognized tax benefits related to carryforward losses as of December 31, 2023 and 2022, respectively.